OPERATING SEGMENTS - Non-Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non-current assets	$ 30,105	$ 31,765
Canada
Disclosure of operating segments [line items]
Non-current assets	26,504	26,222
United States
Disclosure of operating segments [line items]
Non-current assets	$ 3,601	$ 5,543